Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Summary of Expense Recognized for Employee Services Received	During the years ended December 31, 2024, 2023, and 2022, our share-based payment arrangements led to the following expenses:

		Years ended December 31,

(in millions €)	Note	2024	2023	2022
Expense arising from equity-settled share-based payment arrangements		85.0	44.1	46.5
Employee Stock Ownership Plan	16.5	—	—	13.8
Chief Executive Officer Grant	16.4	—	1.2	3.1
Management Board Grant(1)	16.3	5.2	3.2	4.3
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America	16.1	58.3	36.3	25.3
InstaDeep Employee Incentive Plan(2)	16.1, 16.5	11.4	3.4	—
2024 North America Employee Participation Plan	16.1	10.1	—
Expense / (Income) arising from cash-settled share-based payment arrangements		15.9	7.3	61.5
Employee Stock Ownership Plan	16.5	0.1	(0.9)	53.4
Management Board Grant(1)	16.2, 16.3	2.6	(2.4)	—
BioNTech 2020 Restricted Stock Unit Plan for North America Employees	16.1	13.2	10.6	8.1
Total		100.9	51.4	108.0
Cost of sales		9.0	6.5	3.0
Research and development expenses		63.5	33.4	84.6
Sales and marketing expenses		2.5	1.0	0.8
General and administrative expenses		25.9	10.5	19.6
Total		100.9	51.4	108.0
(1)In May 2022, phantom options were granted under the Management Board Grant for the year 2022 which led to a modification from an equity-settled to cash-settled share-based payment arrangement and a reclassification of
€3.3 million between equity and non-current other liabilities, respectively. Expenses incurred before and after the modification dates have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time signing bonus granted to Jens Holstein and Annemarie Hanekamp as of their appointment to the Management Board (see Note 21.2).
(2)The first tranche of 40,249 RSUs vested in July 2024 and was settled in the three months ended December 31, 2024, in cash.

Summary of Number and Share Price of Restricted Stock Units

	LTI 2020 program	LTI 2021 program	LTI 2022 program	LTI 2023 program
As of January 1, 2023	235,305	104,608	396,110	—
Forfeited / Modified	(4,400)	(3,497)	(16,141)	—
As of December 31, 2023	230,905	101,111	379,969	—
As of January 1, 2024	230,905	101,111	379,969	—
Granted / Allocated	—	—	—	834,211
Settled	(225,201)(1)	—	—	—
Forfeited / Modified	(4,541)	(2,332)	(12,507)	(62,902)
As of December 31, 2024	1,163	98,779	367,462	771,309
thereof vested	1,163	75,920	187,812	194,636
thereof unvested	—	22,859	179,650	576,673
(1)The closing price of an American Depositary Share of BioNTech on Nasdaq on December 13, 2024, the last trading day before the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank
(Deutsche Bundesbank) on the same day was €114.45.

Summary of Inputs Used in Measurement of Fair Value at Grant Date	The parameters used for measuring the fair values as of the
respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)	Allocation date May 2023	Allocation date August 2024
Weighted average fair value	€10.83	€36.13	€31.61	€42.24	€45.73	€37.88
Weighted average share price	€28.20	€179.16	€190.87	€157.24	€98.93	€84.23
Exercise price(2)	€28.32	€178.29	€179.83	€146.40	€104.86	€75.91
Expected volatility	36.6%	56.2%	52.3%	53.5%	47.2%	48.9%
Expected life (years)	4.8	4.6	4.6	5.8	5.8	5.8
Risk-free interest rate	1.6%	4.5%	4.2%	4.5%	3.7%	3.8%
(1)Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)The share options allocated as of February 2020 and May 2023 as well as the phantom share options allocated as of
May 2021 and 2022 are subject to an effective exercise price cap.
For the awards with estimated allocation dates, the exercise prices of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the exercise price has ultimately been determined.

	Estimated allocation date 2025	Estimated allocation date 2026	Estimated allocation date 2027	Estimated allocation date 2028
Weighted average fair value(1)	€49.89	€45.98	€43.98	34.74
Weighted average share price(1)	€109.68	€109.68	€109.68	€109.68
Exercise price(1)	€112.63	€119.48	€123.00	€130.37
Expected volatility	49.2%	47.8%	47.8%	43.7%
Expected life (years)(1)	5.8	5.8	5.8	5.8
Risk-free interest rate	4.6%	4.7%	4.7%	4.8%
(1)Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model.
The inputs used in the measurement of the fair values at the grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 and April 3, 2019
Weighted average fair value	€7.41	€6.93
Weighted average share price	€14.40	€15.72
Exercise price(1)	€10.14	€15.03
Expected volatility	46.0%	46.0%
Expected life (years)	5.8	6.0
Risk-free interest rate	0.1%	0.1%
(1)With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.

Summary of Number and Weighted-Average Exercise Price of Share Options	The share options (including phantom share options) allocated to our Management Board as of the dates indicated are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)	Allocation date May 2023	Allocation date August 2024
(Phantom) share options outstanding as of January 1, 2023	248,096	45,279	6,463	86,118	—	—
Granted / Allocated	—	—	—	—	130,586	—
(Phantom) share options outstanding as of December 31, 2023	248,096	45,279	6,463	86,118	130,586	—
(Phantom) share options outstanding as of January 1, 2024	248,096	45,279	6,463	86,118	130,586	—
Granted / Allocated	—	—	—	—	—	193,257
Exercised(2)	(209,128)	—	—	—	—	—
Forfeited / Modified	—	(1,778)	—	(7,332)	(13,812)	(12,729)
(Phantom) share options outstanding as of December 31, 2024	38,968	43,501	6,463	78,786	116,774	180,528
thereof allocated and vested but subject to performance and/or waiting requirements	38,968	30,878	4,848	43,060	32,646	—
thereof allocated and unvested	—	12,623	1,615	35,726	84,128	180,528
(1)Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the
German Central Bank (Deutsche Bundesbank) on the same days was €75.00 for all options exercised in 2024.
For the awards with estimated allocation dates, the numbers of options expected to be allocated have been derived from a Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the number of options granted has ultimately been determined.
The share options expected to be allocated to our Management Board as of the dates indicated are presented in the table below.

	Estimated allocation date 2025(1)	Estimated allocation date 2026(1)	Estimated allocation date 2027(1)	Estimated allocation date 2028(1)
Share options estimated to be allocated	122,211	98,760	26,616	7,533
(1)Valuation parameter derived from the Monte-Carlo simulation model.Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted average exercise price (€)(1)
As of January 1, 2023	57,584	1,036,514	11.10
Exercised(2)	(39,785)	(716,121)	11.04
As of December 31, 2023	17,799	320,393	11.24
As of January 1, 2024	17,799	320,393	11.24
Exercised(2)	(7,725)	(139,053)	10.14
As of December 31, 2024	10,074	181,340	12.08
thereof vested	10,074	181,340	12.08
thereof unvested	—	—	—
(1)With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.
(2)The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the
German Central Bank (Deutsche Bundesbank) on the same days was €83.45 and €96.49 for all settlements during the years ended December 31, 2024 and 2023, respectively.